COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 10 - COMMITMENTS AND CONTINGENCIES

Leases

The Company is party to leases for office space and branch locations, several of which are on a month-to-month basis. Rent expense under all operating leases, included in other selling, general and administrative expenses in the condensed consolidated statements of operations and comprehensive income (loss), amounted to $486,538 and $428,840 for the three months ended June 30, 2018 and 2017, respectively, $927,138 for the six months ended June 30, 2018, $714,929 for the Successor period from February 1, 2017 through June 30, 2017, and $135,636 for the Predecessor period from January 1, 2017 through January 31, 2017.

In April 2018, the Company renegotiated its corporate lease to extend the term through November 2025. At June 30, 2018 future minimum rental payments required under operating leases for the remainder of 2018 and thereafter are as follows for the Successor Company:

2018	$682,730
2019	1,202,361
2020	918,872
2021	822,439
2022	738,385
2023	753,692
Thereafter	1,438,239
$6,556,718

Litigation

The Company is subject to legal proceedings and claims that have arisen in the ordinary course of its business and have not been finally adjudicated.  Although there can be no assurance as to the ultimate disposition of these matters, it is the opinion of the Company’s management, based upon the information available at this time, that the expected outcome of these matters, both individually or in the aggregate, will not have a material adverse effect on either the results of operations or financial condition of the Company.

Contingencies

The Company operates in 50 U.S. states and two territories.  Money transmitters and their agents are under regulation by State and Federal laws.  Violations may result in civil or criminal penalties or a prohibition from providing money transfer services in a particular jurisdiction.  It is the opinion of the Company’s management, based on information available at this time, that the expected outcome of regulatory matters will not have a material adverse effect on either the results of operations or financial condition of the Company.